Cover	Nov. 11, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40386
Entity Registrant Name	Data Knights Acquisition Corp.
Entity Central Index Key	0001849380
Entity Tax Identification Number	86-2076743
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Unit G6, Frome Business Park, Manor Road
Entity Address, City or Town	Frome
Entity Address, Country	GB
Entity Address, Postal Zip Code	BA11 4FN
City Area Code	44
Local Phone Number	203 833 4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	DKDCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	DKDC
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	DKDCW
Security Exchange Name	NASDAQ